Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of expenses nature

	2023	2022	2021

Cost of inventories	(13,345)	(12,047)	(10,972)
Personnel expenses	(2,573)	(2,227)	(2,220)
Outsourced services	(296)	(301)	(389)
Overhead expenses	(803)	(748)	(653)
Commercial expenses	(656)	(586)	(514)
Other expenses	(438)	(407)	(461)
	(18,111)	(16,316)	(15,209)

Cost of sales	(14,433)	(13,019)	(11,942)
Selling expenses	(3,104)	(2,699)	(2,572)
General and administrative expenses	(574)	(598)	(695)
	(18,111)	(16,316)	(15,209)